SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENT [Abstract]
SUBSEQUENT EVENT
24.	SUBSEQUENT EVENT

Stock incentive plan

On January 15, 2016, the Company approved to increase the total number of shares issuable under the 2011 Plan by 45,000,000 class A ordinary shares to 110,014,158 class A ordinary shares; meanwhile, the Company approved a 2016 stock incentive plan, pursuant to which the maximum number of shares of the Company available for issuance pursuant to all awards thereunder shall be 53,596,236 class A ordinary shares of the Company.

Asset-backed securitization

On January 21, 2016, the Company originated the issuance of an asset-backed security product with a size approximating $46,287, collateralized by its creditor's rights arising from the internet finance business in relation to the used automobiles purchase financing. The security product is traded on the Shanghai Stock Exchange. The Company is in the process of assessing the accounting impact for the transaction.

Long-term investment

(1)	In January 2016, the Company acquired 26,081,176 Series B Preferred Shares issued by Golden Axe, an equity method investee of the Company as of December 31, 2015. As a result, the Company's equity ownership increased to 20.46%.

(2)	In Jannuary 2016, the Company purchased Series C Preferred Shares with a consideration of $ 950 from Fiscal Note, Inc.

(3)	In February 2016, the Company purchased additional Series A Preferred Shares with a consideration of $20,000 from Credit Shop according to the convertible revolving loan arrangement (see Note 9 (xii).

(4)	In March 2016, the Company purchased Series A Preferred shares with a consideration of $2,437 from Onerent Inc.

(5)	In March 2016, the Company purchased Series B++ Preferred Shares with a consideration of $ 1,000 from Omni.

(6)	In March 2016, the Company purchased shares with a consideration of $2,933 from Beijing Da Zhang Fang Internet Technology Co., Ltd.

(7)	In March 2016, the Company purchased common shares with a consideration of $3,087 from Beijing Cai Qiu Shi Ji Technology Development Co., Ltd.

(8)	In March 2016, the Company provided a loan of $200 to Sindeo, Inc. (“Sindeo”), an equity method investee of the Company. The loan bears interest at an annual rate of 5%. The sum of the principal and the interest would be automatically converted into Sindeo's equity securities upon the occurrence of certain condition or within 18 months.

(9)	In April 2016, ESS exercised the option to request additional investment of $7,000 from the Company. The Company made the investment accordingly (see Note 9(v)).

(10)

From February 2016 to April,2016 , the Company made investments of $200, $200 and $146 to Future Capital Discovery Fund I, L.P., 11.2 Capital I, L.P. and Social Leverage Capital Fund II, L.P., respectively.

(11)	From February 2016 to April, 2016, the Company withdrew all of its investment in Hayman for an amount of $30,000.

(12)	In May 2016, the Company purchased Series C Preferred Shares with a consideration of $500 from GoGo.